W. John Mcguire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

December 18, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 611 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 611”). The purpose of PEA No. 611 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 600 filed on October 4, 2017; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s WisdomTree Balanced Income Fund.

I hereby certify that PEA No. 611 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004 +1.202.739.3000 United States +1.202.739.3001